Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets Liabilities [Line Items]
U.S. federal statutory income tax rate			35.00%
Net operating loss carry-forwards			$ 101	$ 111
Deferred tax expense(benefit)	(31)	34	(80)	(156)	(84)
Federal deferred tax expense(benefit)			(54)	(103)	(63)
State deferred tax expense(benefit)			3	(39)	(8)
Foreign deferred tax expense(benefit)			(29)	(14)	(13)
Gross net operating loss carryforwards, expiration date			2032
Valuation allowance related to net operating loss carryforwards			65	66
Unrecognized tax benefits that , if recognized, would affect effective tax rate			94
Unrecognized tax benefits, accrued interest and penalities			4
Reasonably possible amount of unrecognized tax benefits that may be resolved within next 12 months			0
Reasonably possible amount of unrecognized tax benefits that may be resolved within next 12 months			35
Internal Revenue Service (IRS)
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			17
State and Local Jurisdiction
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			22
Foreign Tax Authority
Deferred Tax Assets Liabilities [Line Items]
Gross net operating loss carryforwards			62
Tax credit carryforwards			29	55
Tax credit carryforwards, expiration period			10 years
Tax credit carryforwards, expiration year			2021
Net Operating Loss Carryforwards
Deferred Tax Assets Liabilities [Line Items]
Deferred tax expense(benefit)			(45)
Federal deferred tax expense(benefit)			(10)
State deferred tax expense(benefit)			(12)
Foreign deferred tax expense(benefit)			(23)
Foreign Subsidiaries
Deferred Tax Assets Liabilities [Line Items]
Deferred income tax liability			20	40
Undistributed earnings of non-U.S. subsidiaries			100
Sun Gard's HE Business
Deferred Tax Assets Liabilities [Line Items]
Deferred tax liability related to book-over-tax basis difference			$ 135